Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of September 30, 2022 and December 31, 2021 consisted of the following:

(in KUSD)	As of September 30, 2022	As of December 31, 2021
Work in process	15,407	10,562
Finished goods (1)	338	560
Total inventory	15,745	11,122
(1) Subsequent to December 31, 2021, the Company's inventory is no longer held on consignment by the third-party logistics and distribution provider. Finished goods includes KUSD 3 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider as of December 31, 2021.